Prepaid Expenses, Deposits and Other Current Assets, net	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses, Deposits and Other Current Assets, net	Prepaid Expenses, Deposits and Other Current Assets, net
Prepaid expenses and deposits, net consisted of the following as of December 31:

	2024	2025	2025
	HK$	HK$	US$
Rental and utility deposits	445,272	449,172	57,710
Outsourcing service deposits	-	222,900	28,638
Prepaid data service and storage	-	59,973	7,705
Prepaid insurance	863,840	540,694	69,468
Prepaid legal and professional fees	4,043,686	1,592,888	204,654
Prepaid marketing	8,731,108	2,453,518	315,229
Prepaid repair and maintenance	80,737	40,222	5,168
Prepaid rents	-	28,412	3,650
Prepaid outsourcing fee	-	886,419	113,887
Other receivables	-	366,483	47,086
Prepaid others	25,553	34,572	4,442
Total prepaid expenses, deposits and other current assets	14,190,196	6,675,253	857,637
Less: allowance for credit losses	(103,182)	-	-
Prepaid expenses, deposits and other current assets, net	14,087,014	6,675,253	857,637
Less: amount classified as prepaid expenses and deposits, non-current	(3,546,051)	(233,588)	(30,011)
Prepaid expenses, deposits and other current assets, net	10,540,963	6,441,665	827,626
Prepaid expenses and deposits, non-current, net comprised of the following as of December 31:

	2024	2025	2025
	HK$	HK$	US$
Rental deposits	431,972	-	-
Prepaid data service	-	6,168	792
Prepaid legal and professional fees	682,500	227,420	29,219
Prepaid marketing	2,414,082	-	-
Prepaid repair and maintenance	41,770	-	-
Prepaid expenses and deposits, non-current	3,570,324	233,588	30,011
Less: allowance for credit losses	(24,273)	-	-
Prepaid expenses and deposits, noncurrent, net	3,546,051	233,588	30,011
The movement of allowance for credit losses was as follows:

	2024	2025	2025
	HK$	HK$	US$
Balance at beginning of the year ended December 31	-	103,182	13,257
Addition	103,182	-	-
Recovery	-	(103,182)	(13,257)
Balance at end of the year ended December 31	103,182	-	-